Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000025035 | 1543
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000025035 | 7165
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000025035 | 187
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000025035 | 14294
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000025035 | 53
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000025035 | 20140
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000025035 | 13353
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000025035 | 214
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000025035 | 228
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000025035 | 7185
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000025035 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000025035 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000025035 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000025035 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000025035 | Consumer Cyclicals
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000025035 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000025035 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000025035 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000025035 | Government
Holdings [Line Items]
Percent of Net Asset Value	71.60%
C000025038 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000025038 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000025038 | Prosus NV
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000025038 | Reliance Industries Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000025038 | International Container Terminal Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000025038 | Bank of Georgia Group Plc
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000025038 | Kaspi.kz JSC
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025038 | MLP Saglik Hizmetleri AS
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000025038 | Phoenix Mills Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000025038 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000025038 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000025038 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000025038 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000025038 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000025038 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000025038 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000025038 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000025038 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000025038 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000025038 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000025040 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000025040 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000025040 | Prosus NV
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000025040 | Reliance Industries Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000025040 | International Container Terminal Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000025040 | Bank of Georgia Group Plc
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000025040 | Kaspi.kz JSC
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025040 | MLP Saglik Hizmetleri AS
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000025040 | Phoenix Mills Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000025040 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000025040 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000025040 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000025040 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000025040 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000025040 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000025040 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000025040 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000025040 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000025040 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000025040 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000125662 | Alamos Gold, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000125662 | Agnico Eagle Mines Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000125662 | Kinross Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000125662 | G Mining Ventures Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000125662 | Osisko Gold Royalties Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000125662 | Pan American Silver Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000125662 | SPDR Gold MiniShares Trust
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000125662 | Wheaton Precious Metals Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000125662 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000125662 | Lundin Gold, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000125662 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000125662 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000125662 | Copper
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000125662 | Silver
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000125662 | Gold
Holdings [Line Items]
Percent of Net Asset Value	91.10%
C000025041 | Shell Plc
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000025041 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000025041 | Freeport-McMoRan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025041 | TotalEnergies SE
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000025041 | Glencore Plc
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000025041 | JBS S/A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000025041 | Anglo American Plc
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000025041 | Corteva, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000025041 | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000025041 | MasTec, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000025041 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000025041 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000025041 | Industrials & Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000025041 | Paper & Forest
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000025041 | Renewables & Alternatives
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000025041 | Gold & Precious Metals
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000025041 | Agriculture
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000025041 | Base & Industrial Metals
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000025041 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000025043 | Shell Plc
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000025043 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000025043 | Freeport-McMoRan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025043 | TotalEnergies SE
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000025043 | Glencore Plc
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000025043 | JBS S/A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000025043 | Anglo American Plc
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000025043 | Corteva, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000025043 | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000025043 | MasTec, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000025043 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000025043 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000025043 | Industrials & Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000025043 | Paper & Forest
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000025043 | Renewables & Alternatives
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000025043 | Gold & Precious Metals
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000025043 | Agriculture
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000025043 | Base & Industrial Metals
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000025043 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	33.90%